SHORT-TERM BORROWINGS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2020 CNY (¥)	May 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Notes receivable
Short-term Debt			¥ 229,250		¥ 95,081	$ 35,134
Proceeds from loan			398,766	$ 61,114	150,919
Repayments of debt			264,597	$ 40,551	55,838
Revolving credit facility
Notes receivable
Short-term Debt			229,250		95,081
Amount of undrawn balance under credit facilities agreements			¥ 700,150
Average annual interest rate			5.32%			5.32%
Revolving credit facility | 1 Pharmacy Technology | China Merchant Bank
Notes receivable
Maximum borrowing capacity							¥ 300,000	¥ 100,000
Line of credit drawn down facility			¥ 229,666		38,585
Repayments of line of credit			159,666		8,585
Line of credit outstanding			¥ 100,000		¥ 30,000
Interest rate			4.35%	4.35%	4.15%
Revolving credit facility | 1 Pharmacy Technology | Industrial Bank
Notes receivable
Maximum borrowing capacity	¥ 100,000
Line of credit drawn down facility			¥ 9,850
Repayments of line of credit			0
Line of credit outstanding			¥ 9,850
Revolving credit facility | Prime rate | 1 Pharmacy Technology | Industrial Bank
Notes receivable
Spread on variable rate	(0.35%)
China Zheshang Bank (CZB) | Revolving credit facility
Notes receivable
Weighted average interest rate			4.35%		4.35%	4.35%
Maximum borrowing capacity			¥ 500,000						¥ 500,000
Pledged assets			0		¥ 14,264
Line of credit drawn down facility			0		112,334
Repayments of line of credit			65,081		47,253
China Zheshang Bank (CZB) | Revolving credit facility | Cash deposits
Notes receivable
Pledged assets			0		116,441
China Zheshang Bank (CZB) | Revolving credit facility | Notes payable
Notes receivable
Outstanding line of credit			0		¥ 65,081
Shanghai Pudong Technology Financial Service Co., Ltd.
Notes receivable
Short-term Debt			¥ 40,000
Interest rate			8.50%	8.50%
Proceeds from loan		¥ 40,000
Annual interest rate		8.50%
Repayments of debt			¥ 0
China Construction Bank
Notes receivable
Proceeds from loan		¥ 10,000
China Construction Bank | Minimum
Notes receivable
Liquidity Ratio			1.0	1.0
China Construction Bank | Maximum
Notes receivable
Debt to Asset Ratio			70.00%	70.00%
Several other financial institutions
Notes receivable
Short-term Debt			¥ 69,400
Proceeds from loan			109,250
Repayments of debt			¥ 39,850
Several other financial institutions | Minimum
Notes receivable
Annual interest rate			3.50%			3.50%
Several other financial institutions | Maximum
Notes receivable
Annual interest rate			4.60%			4.60%